Financial instruments and risk management - Exchange rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019 Rate
Financial instruments and risk management
Average exchange rate	20.29	21.49	19.25
Spot exchange rate	20.51	19.95	18.89